Shareholders’ Equity - Schedule of Warrants Outstanding and Exercisable (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Warrants Outstanding and Exercisable [Abstract]
Warrants outstanding,,Beginning	1,652,175
Weighted Average Exercise Price,outstanding,Beginning	$ 8.3
Warrants, Issued		1,652,175
Weighted Average Exercise Price, Issued		$ 8.3
Warrants, Exercised
Weighted Average Exercise Price, Exercised
Warrants, Expired
Weighted Average Exercise Price, Expired
Warrants outstanding,,Ending	1,652,175	1,652,175
Weighted Average Exercise Price,outstanding,Ending	$ 8.3	$ 8.3
Warrants, Warrants exercisable	1,652,175
Weighted Average Exercise Price, Warrants exercisable	$ 8.3